Quarterly Holdings Report
for

Fidelity Managed Retirement 2025 Fund℠

October 31, 2020

RW42-QTLY-1220
1.867292.113

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.5%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	117,939	$1,888,198
Fidelity Series Commodity Strategy Fund (a)	213,106	899,308
Fidelity Series Large Cap Growth Index Fund (a)	89,755	1,235,027
Fidelity Series Large Cap Stock Fund (a)	97,001	1,338,618
Fidelity Series Large Cap Value Index Fund (a)	222,327	2,545,647
Fidelity Series Small Cap Opportunities Fund (a)	49,027	634,899
Fidelity Series Value Discovery Fund (a)	74,513	922,466
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,489,438)		9,464,163

International Equity Funds - 24.0%
Fidelity Series Canada Fund (a)	45,012	439,771
Fidelity Series Emerging Markets Fund (a)	39,846	384,515
Fidelity Series Emerging Markets Opportunities Fund (a)	160,317	3,446,808
Fidelity Series International Growth Fund (a)	63,585	1,145,172
Fidelity Series International Index Fund (a)	49,460	471,849
Fidelity Series International Small Cap Fund (a)	23,783	417,383
Fidelity Series International Value Fund (a)	139,519	1,151,031
Fidelity Series Overseas Fund (a)	107,452	1,141,136
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,093,069)		8,597,665

Bond Funds - 40.8%
Fidelity Series Corporate Bond Fund (a)	209,374	2,326,145
Fidelity Series Emerging Markets Debt Fund (a)	24,722	221,754
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	3,629	36,291
Fidelity Series Floating Rate High Income Fund (a)	5,666	49,977
Fidelity Series Government Bond Index Fund (a)	254,709	2,791,608
Fidelity Series High Income Fund (a)	28,155	255,926
Fidelity Series Inflation-Protected Bond Index Fund (a)	249,441	2,656,550
Fidelity Series International Credit Fund (a)	1,328	13,775
Fidelity Series Investment Grade Bond Fund (a)	265,534	3,109,400
Fidelity Series Investment Grade Securitized Fund (a)	204,433	2,136,322
Fidelity Series Long-Term Treasury Bond Index Fund (a)	81,726	815,627
Fidelity Series Real Estate Income Fund (a)	15,209	151,484
TOTAL BOND FUNDS
(Cost $14,020,826)		14,564,859

Short-Term Funds - 8.7%
Fidelity Series Government Money Market Fund 0.14% (a)(b)	751,452	751,452
Fidelity Series Short-Term Credit Fund (a)	45,857	468,661
Fidelity Series Treasury Bill Index Fund (a)	188,033	1,882,207
TOTAL SHORT-TERM FUNDS
(Cost $3,090,408)		3,102,320
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $34,693,741)		35,729,007
NET OTHER ASSETS (LIABILITIES) - 0.0%		(264)
NET ASSETS - 100%		$35,728,743

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Series Blue Chip Growth Fund	$1,731,467	$643,558	$219,825	$359,793	$19,589	$(286,591)	$1,888,198
Fidelity Series Canada Fund	401,127	73,512	19,578	--	202	(15,492)	439,771
Fidelity Series Commodity Strategy Fund	807,064	130,249	70,062	3,564	127	31,930	899,308
Fidelity Series Corporate Bond Fund	2,114,210	404,463	124,187	36,566	(1,330)	(67,011)	2,326,145
Fidelity Series Emerging Markets Debt Fund	202,977	30,191	6,387	2,611	156	(5,183)	221,754
Fidelity Series Emerging Markets Debt Local Currency Fund	--	36,291	--	--	--	--	36,291
Fidelity Series Emerging Markets Fund	338,879	49,205	16,733	--	363	12,801	384,515
Fidelity Series Emerging Markets Opportunities Fund	3,084,268	479,506	240,170	--	9,153	114,051	3,446,808
Fidelity Series Floating Rate High Income Fund	44,057	7,190	1,545	515	27	248	49,977
Fidelity Series Government Bond Index Fund	2,500,644	510,883	121,653	47,099	(1,247)	(97,019)	2,791,608
Fidelity Series Government Money Market Fund 0.14%	375,792	480,353	104,693	223	--	--	751,452
Fidelity Series High Income Fund	229,634	36,522	7,726	3,161	130	(2,634)	255,926
Fidelity Series Inflation-Protected Bond Index Fund	2,381,863	358,751	96,406	489	(191)	12,533	2,656,550
Fidelity Series International Credit Fund	13,700	176	--	102	--	(101)	13,775
Fidelity Series International Growth Fund	1,063,076	158,088	76,946	--	2,392	(1,438)	1,145,172
Fidelity Series International Index Fund	436,593	62,300	18,901	--	31	(8,174)	471,849
Fidelity Series International Small Cap Fund	356,831	50,745	6,655	--	126	16,336	417,383
Fidelity Series International Value Fund	1,059,854	190,706	57,883	--	372	(42,018)	1,151,031
Fidelity Series Investment Grade Bond Fund	2,789,531	619,571	147,025	129,365	(1,192)	(151,485)	3,109,400
Fidelity Series Investment Grade Securitized Fund	1,886,018	390,262	98,327	44,598	(203)	(41,428)	2,136,322
Fidelity Series Large Cap Growth Index Fund	1,187,938	157,874	132,250	--	12,656	8,809	1,235,027
Fidelity Series Large Cap Stock Fund	1,214,524	263,025	82,293	43,062	(841)	(55,797)	1,338,618
Fidelity Series Large Cap Value Index Fund	2,299,823	377,495	132,081	--	2,715	(2,305)	2,545,647
Fidelity Series Long-Term Treasury Bond Index Fund	746,022	174,441	44,382	3,777	(1,267)	(59,187)	815,627
Fidelity Series Overseas Fund	1,065,166	166,858	62,424	--	259	(28,723)	1,141,136
Fidelity Series Real Estate Income Fund	132,690	23,526	4,841	2,594	140	(31)	151,484
Fidelity Series Short-Term Credit Fund	467,298	3,192	--	3,165	--	(1,829)	468,661
Fidelity Series Small Cap Opportunities Fund	580,227	86,318	44,604	3,561	1,616	11,342	634,899
Fidelity Series Treasury Bill Index Fund	1,881,686	521	--	514	--	--	1,882,207
Fidelity Series Value Discovery Fund	820,735	132,212	51,529	--	2,935	18,113	922,466
	32,213,694	6,097,984	1,989,106	684,759	46,718	(640,283)	35,729,007

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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